Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following disclosure is in effect until on or about February 11, 2019:

Effective until on or about February 11, 2019, a front-end sales charge of 2.00% on Class A shares on new fund share purchases and all related sales charge discounts for Class A shares are in effect.

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 12), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 35) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	INST	S
1	$273	$323	$251	$49	$59
3	473	541	514	206	236
5	690	776	902	377	427
10	1,313	1,451	1,990	872	980

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	INST	S
1	$273	$323	$151	$49	$59
3	473	541	514	206	236
5	690	776	902	377	427
10	1,313	1,451	1,990	872	980

DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following disclosure is in effect until on or about February 11, 2019:

Effective until on or about February 11, 2019, a front-end sales charge of 2.00% on Class A shares on new fund share purchases and all related sales charge discounts for Class A shares are in effect.

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 12), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 35) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Effective until on or about February 11, 2019, the following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES OF THE FUND" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	INST	S
1	$273	$323	$251	$49	$59
3	473	541	514	206	236
5	690	776	902	377	427
10	1,313	1,451	1,990	872	980

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	INST	S
1	$273	$323	$151	$49	$59
3	473	541	514	206	236
5	690	776	902	377	427
10	1,313	1,451	1,990	872	980

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 12), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 35) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
DWS Short-Term Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 273
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	1,313
1 Year	rr_ExpenseExampleNoRedemptionYear01	273
3 Years	rr_ExpenseExampleNoRedemptionYear03	473
5 Years	rr_ExpenseExampleNoRedemptionYear05	690
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,313
DWS Short-Term Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,451
1 Year	rr_ExpenseExampleNoRedemptionYear01	323
3 Years	rr_ExpenseExampleNoRedemptionYear03	541
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,451
DWS Short-Term Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	251
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,990
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,990
DWS Short-Term Municipal Bond Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	206
5 Years	rr_ExpenseExampleYear05	377
10 Years	rr_ExpenseExampleYear10	872
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	206
5 Years	rr_ExpenseExampleNoRedemptionYear05	377
10 Years	rr_ExpenseExampleNoRedemptionYear10	872
DWS Short-Term Municipal Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	427
10 Years	rr_ExpenseExampleYear10	980
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	236
5 Years	rr_ExpenseExampleNoRedemptionYear05	427
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 980